Quarterly Holdings Report
for
Fidelity® Education Income Fund
November 30, 2023
EDI-NPRT1-0124
1.9901561.102
Nonconvertible Bonds - 26.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	2,750,000	2,395,285
4.25% 3/1/27	400,000	389,803
4.3% 2/15/30	250,000	236,530
Verizon Communications, Inc.:
2.1% 3/22/28	500,000	442,749
2.355% 3/15/32	2,000,000	1,595,376
3% 3/22/27	78,000	73,062
		5,132,805
Entertainment - 0.1%
The Walt Disney Co. 1.75% 1/13/26	306,000	287,086
Media - 0.3%
Comcast Corp.:
2.35% 1/15/27	500,000	463,206
3.95% 10/15/25	725,000	709,610
Magallanes, Inc.:
3.755% 3/15/27	1,000,000	943,572
4.054% 3/15/29	6,000	5,543
		2,121,931
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. 3.2% 3/15/27	19,000	17,711
TOTAL COMMUNICATION SERVICES		7,559,533
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.3%
Daimler Finance North America LLC 1.45% 3/2/26 (b)	2,500,000	2,301,423
General Motors Financial Co., Inc.:
1.05% 3/8/24	18,000	17,771
1.25% 1/8/26	500,000	454,860
2.35% 2/26/27	3,000,000	2,705,154
Hyundai Capital America 1% 9/17/24 (b)	74,000	71,231
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	1,000,000	918,864
3.95% 6/6/25 (b)	227,000	220,865
4.35% 6/8/27 (b)	200,000	192,177
5.7% 9/12/26 (b)	2,500,000	2,499,306
		9,381,651
Specialty Retail - 0.7%
Lowe's Companies, Inc.:
4.4% 9/8/25	2,275,000	2,241,689
4.8% 4/1/26	261,000	258,920
O'Reilly Automotive, Inc. 5.75% 11/20/26	516,000	521,865
The Home Depot, Inc. 2.875% 4/15/27	2,028,000	1,906,247
		4,928,721
TOTAL CONSUMER DISCRETIONARY		14,310,372
CONSUMER STAPLES - 1.1%
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.625% 11/1/27	2,406,000	2,351,977
Personal Care Products - 0.3%
Kenvue, Inc.:
5.05% 3/22/28	1,262,000	1,270,354
5.35% 3/22/26	598,000	602,361
		1,872,715
Tobacco - 0.5%
BAT Capital Corp. 4.7% 4/2/27	801,000	781,927
BAT International Finance PLC 1.668% 3/25/26	2,750,000	2,520,952
		3,302,879
TOTAL CONSUMER STAPLES		7,527,571
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
1.231% 12/15/23	16,000	15,977
2.061% 12/15/26	15,000	13,714
		29,691
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	297,125
Enbridge, Inc.:
2.5% 2/14/25	12,000	11,555
5.9% 11/15/26	720,000	732,334
Exxon Mobil Corp. 2.992% 3/19/25	210,000	204,341
MPLX LP:
1.75% 3/1/26	2,000,000	1,844,297
4% 3/15/28	760,000	717,128
		3,806,780
TOTAL ENERGY		3,836,471
FINANCIALS - 19.0%
Banks - 12.5%
Bank of America Corp.:
1.197% 10/24/26 (c)	500,000	458,139
1.734% 7/22/27 (c)	500,000	451,342
2.456% 10/22/25 (c)	500,000	484,086
2.551% 2/4/28 (c)	850,000	774,373
2.651% 3/11/32 (c)	2,750,000	2,236,205
3.458% 3/15/25 (c)	393,000	389,932
4.827% 7/22/26 (c)	2,500,000	2,466,418
4.948% 7/22/28 (c)	3,750,000	3,679,138
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	449,000	441,409
Barclays PLC:
1.007% 12/10/24 (c)	750,000	744,897
2.279% 11/24/27 (c)	1,300,000	1,165,551
2.852% 5/7/26 (c)	750,000	714,669
5.304% 8/9/26 (c)	2,500,000	2,460,864
BNP Paribas SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	750,000	681,541
Canadian Imperial Bank of Commerce:
3.45% 4/7/27	1,150,000	1,083,601
3.945% 8/4/25	495,000	482,394
Citigroup, Inc.:
1.122% 1/28/27 (c)	3,000,000	2,716,533
3.07% 2/24/28 (c)	3,000,000	2,781,132
3.106% 4/8/26 (c)	1,100,000	1,060,647
4.14% 5/24/25 (c)	2,500,000	2,477,086
DNB Bank ASA:
0.856% 9/30/25 (b)(c)	2,500,000	2,396,171
1.605% 3/30/28 (b)(c)	2,250,000	1,968,527
Fifth Third Bancorp 3.65% 1/25/24	168,000	167,339
HSBC Holdings PLC:
1.589% 5/24/27 (c)	550,000	495,538
2.251% 11/22/27 (c)	1,300,000	1,176,290
3.803% 3/11/25 (c)	2,250,000	2,235,100
5.21% 8/11/28 (c)	2,827,000	2,776,981
Huntington Bancshares, Inc.:
2.625% 8/6/24	450,000	438,490
4.443% 8/4/28 (c)	2,261,000	2,149,389
Huntington National Bank 5.699% 11/18/25 (c)	1,490,000	1,455,411
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	63,000	61,294
1.47% 9/22/27 (c)	3,080,000	2,760,507
2.083% 4/22/26 (c)	500,000	474,941
2.58% 4/22/32 (c)	3,000,000	2,451,952
2.947% 2/24/28 (c)	3,318,000	3,073,543
3.54% 5/1/28 (c)	350,000	329,303
4.851% 7/25/28 (c)	3,750,000	3,691,751
KeyBank NA 4.15% 8/8/25	250,000	238,557
KeyCorp 3.878% 5/23/25 (c)	177,000	171,311
Lloyds Banking Group PLC 5.985% 8/7/27 (c)	901,000	903,070
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	750,000	726,293
1.64% 10/13/27 (c)	1,300,000	1,163,706
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	2,050,000	1,840,408
2.651% 5/22/26 (c)	500,000	476,343
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	1,062,000	1,048,818
5.882% 10/30/26	1,700,000	1,727,199
NatWest Group PLC:
1.642% 6/14/27 (c)	3,300,000	2,961,457
4.269% 3/22/25 (c)	200,000	198,741
PNC Financial Services Group, Inc.:
3.5% 1/23/24	200,000	199,287
5.354% 12/2/28 (c)	1,020,000	1,007,500
Rabobank Nederland 1.98% 12/15/27 (b)(c)	3,050,000	2,720,722
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	773,000	692,507
Societe Generale:
2.226% 1/21/26 (b)(c)	2,500,000	2,377,633
2.797% 1/19/28 (b)(c)	950,000	859,029
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	750,000	672,761
1.474% 7/8/25	2,500,000	2,341,800
2.696% 7/16/24	500,000	490,844
The Toronto-Dominion Bank 2.8% 3/10/27	64,000	59,280
Truist Financial Corp. 4.26% 7/28/26 (c)	2,960,000	2,862,774
Wells Fargo & Co.:
2.164% 2/11/26 (c)	750,000	716,158
2.188% 4/30/26 (c)	2,676,000	2,543,763
3.526% 3/24/28 (c)	3,288,000	3,082,725
4.808% 7/25/28 (c)	1,250,000	1,219,390
		89,154,560
Capital Markets - 4.2%
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	750,000	687,343
2.311% 11/16/27 (c)	3,300,000	2,949,241
Goldman Sachs Group, Inc.:
1.757% 1/24/25 (c)	500,000	496,668
2.64% 2/24/28 (c)	2,563,000	2,334,416
4.482% 8/23/28 (c)	2,500,000	2,411,203
Intercontinental Exchange, Inc.:
3.75% 9/21/28	125,000	117,913
4% 9/15/27	1,981,000	1,911,420
4.35% 6/15/29	2,500,000	2,407,091
Moody's Corp. 3.75% 3/24/25	750,000	733,706
Morgan Stanley:
0.79% 5/30/25 (c)	750,000	728,868
2.188% 4/28/26 (c)	750,000	713,103
2.239% 7/21/32 (c)	2,750,000	2,150,559
3.591% 7/22/28 (c)	1,050,000	982,863
4.679% 7/17/26 (c)	1,842,000	1,810,369
S&P Global, Inc. 2.45% 3/1/27	2,814,000	2,607,807
UBS Group AG:
1.305% 2/2/27 (b)(c)	1,300,000	1,173,126
2.593% 9/11/25 (b)(c)	2,500,000	2,429,358
3.091% 5/14/32 (b)(c)	250,000	204,098
4.703% 8/5/27 (b)(c)	2,500,000	2,424,025
6.373% 7/15/26 (b)(c)	300,000	300,614
		29,573,791
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	700,000	637,694
6.1% 1/15/27	2,500,000	2,512,736
American Express Co. 2.55% 3/4/27	54,000	49,691
Capital One Financial Corp.:
1.343% 12/6/24 (c)	850,000	849,769
1.878% 11/2/27 (c)	3,400,000	2,981,787
4.985% 7/24/26 (c)	2,701,000	2,636,593
John Deere Capital Corp. 4.75% 6/8/26	804,000	801,814
		10,470,084
Financial Services - 0.6%
Athene Global Funding:
1.716% 1/7/25 (b)	600,000	570,078
1.73% 10/2/26 (b)	573,000	504,725
Corebridge Financial, Inc.:
3.5% 4/4/25	508,000	492,276
3.65% 4/5/27	2,762,000	2,594,172
		4,161,251
Insurance - 0.2%
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	500,000	478,205
1.4% 8/27/27 (b)	700,000	597,835
1.7% 11/12/26 (b)	799,000	708,235
RGA Global Funding 2% 11/30/26 (b)	30,000	26,859
		1,811,134
TOTAL FINANCIALS		135,170,820
HEALTH CARE - 0.4%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 3/2/28	378,000	378,788
Health Care Providers & Services - 0.4%
CVS Health Corp. 4.3% 3/25/28	110,000	106,416
Humana, Inc. 3.7% 3/23/29	2,500,000	2,337,682
UnitedHealth Group, Inc. 3.7% 5/15/27	399,000	384,582
		2,828,680
TOTAL HEALTH CARE		3,207,468
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
RTX Corp.:
3.95% 8/16/25	116,000	113,109
5.75% 11/8/26	778,000	788,389
5.75% 1/15/29	366,000	373,601
The Boeing Co.:
1.95% 2/1/24	307,000	305,039
5.04% 5/1/27	500,000	496,746
		2,076,884
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	1,517,000	1,375,534
Machinery - 0.1%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	500,000	452,577
Parker Hannifin Corp. 4.25% 9/15/27	217,000	211,251
		663,828
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.2% 1/15/27	2,530,000	2,268,230
3.25% 3/1/25	97,000	93,586
		2,361,816
TOTAL INDUSTRIALS		6,478,062
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Roper Technologies, Inc.:
1% 9/15/25	2,076,000	1,919,663
1.75% 2/15/31	750,000	591,852
		2,511,515
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Ventas Realty LP 2.65% 1/15/25	2,000,000	1,924,311
UTILITIES - 1.2%
Electric Utilities - 1.0%
Alabama Power Co. 3.05% 3/15/32	2,526,000	2,148,062
Duke Energy Corp. 4.3% 3/15/28	1,341,000	1,292,028
Eversource Energy 0.8% 8/15/25	43,000	39,579
Exelon Corp. 2.75% 3/15/27	1,006,000	934,223
Georgia Power Co. 4.65% 5/16/28	948,000	930,897
Southern Co.:
3.25% 7/1/26	500,000	475,495
5.5% 3/15/29	900,000	913,730
Virginia Electric & Power Co. 2.4% 3/30/32	500,000	400,517
		7,134,531
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC 3.25% 6/1/25	178,000	171,717
Multi-Utilities - 0.2%
NiSource, Inc. 0.95% 8/15/25	1,500,000	1,385,893
Sempra 3.3% 4/1/25	28,000	27,099
		1,412,992
TOTAL UTILITIES		8,719,240
TOTAL NONCONVERTIBLE BONDS (Cost $194,436,265)		191,245,363

U.S. Treasury Obligations - 57.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
2.625% 4/15/25	12,839,100	12,440,887
2.75% 2/15/24	8,435,800	8,390,655
2.75% 4/30/27	12,367,200	11,718,405
2.75% 8/15/32	7,291,700	6,439,198
2.875% 4/30/29	12,937,400	12,017,126
3.125% 8/15/25	19,414,800	18,877,101
3.375% 5/15/33	4,000,000	3,696,250
3.5% 9/15/25	2,560,600	2,504,087
3.5% 4/30/28	23,000,000	22,233,645
3.625% 5/31/28	13,000,000	12,630,820
3.625% 3/31/30	5,000,000	4,792,578
3.75% 4/15/26	22,299,000	21,885,249
3.875% 1/15/26	12,900,000	12,699,445
3.875% 11/30/27	15,500,000	15,217,852
4% 12/15/25	18,200,000	17,957,570
4% 2/15/26	11,900,000	11,742,418
4% 2/29/28	10,368,800	10,226,229
4% 6/30/28	7,000,000	6,905,117
4% 7/31/30	2,000,000	1,956,953
4.125% 6/15/26	22,000,000	21,782,578
4.125% 9/30/27	7,162,000	7,095,696
4.125% 10/31/27	50,177,900	49,713,365
4.125% 7/31/28	7,000,000	6,941,758
4.375% 11/30/28	14,000,000	14,052,500
4.5% 11/15/25	12,700,000	12,647,414
4.5% 7/15/26	24,000,000	23,983,125
4.625% 3/15/26	2,155,800	2,156,558
4.625% 9/15/26	10,000,000	10,034,375
4.625% 11/15/26	8,000,000	8,034,375
4.875% 10/31/28	35,960,000	36,842,144
4.875% 10/31/30	3,000,000	3,090,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $415,646,100)		410,705,473

U.S. Government Agency - Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.5%
2% 2/1/28 to 3/1/32	1,485,732	1,362,523
2.5% 1/1/28 to 11/1/36	1,920,059	1,783,274
3% 2/1/31 to 12/1/36	5,428,227	5,036,285
3.5% 12/1/28 to 2/1/33	809,155	784,463
1.5% 1/1/32	2,205,843	1,986,226
TOTAL FANNIE MAE		10,952,771
Freddie Mac - 0.6%
2.5% 1/1/28 to 3/1/32	2,209,348	2,059,741
3% 12/1/30 to 10/1/35	1,959,751	1,839,305
TOTAL FREDDIE MAC		3,899,046
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,171,907)		14,851,817

Asset-Backed Securities - 9.5%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust:
Series 2022-2 Class A, 3.39% 5/15/27	600,000	583,444
Series 2022-3 Class A, 3.75% 8/15/27	3,570,000	3,482,347
Series 2022-4 Class A, 4.95% 10/15/27	1,122,000	1,116,193
Series 2023-1 Class A, 4.87% 5/15/28	1,003,000	997,946
Series 2023-3 Class A, 5.23% 9/15/28	2,016,000	2,024,194
Bank of America Credit Card Master Trust:
Series 2022-A1 Class A1, 3.53% 11/15/27	2,624,000	2,552,643
Series 2022-A2, Class A2, 5% 4/15/28	1,294,000	1,290,836
Series 2023-A1 Class A1, 4.79% 5/15/28	729,000	724,255
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A3, 5.47% 2/25/28	272,000	273,220
Capital One Multi-Asset Execution Trust:
Series 2022-A1 Class A1, 2.8% 3/15/27	148,000	143,096
Series 2022-A2 Class A, 3.49% 5/15/27	5,671,000	5,517,085
Series 2022-A3 Class A, 4.95% 10/15/27	1,603,000	1,593,951
Capital One Prime Auto Receiva Series 2023-2 Class A3, 5.82% 6/15/28	1,612,000	1,631,669
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	1,732,000	1,719,186
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	321,000	326,606
Carmx 2023-3 A3 Series 2023-3 Class A3, 5.28% 5/15/28	1,274,000	1,272,890
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	560,000	547,477
Series 2023-A1 Class A, 5.16% 9/15/28	2,354,000	2,363,314
Series 2023-A2 Class A, 5.08% 9/15/30	2,135,000	2,141,761
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	827,000	832,310
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	578,000	578,639
Discover Card Execution Note Trust:
Series 2022-A2 Class A, 3.32% 5/15/27	540,000	524,168
Series 2022-A3 Class A3, 3.56% 7/15/27	2,540,000	2,467,354
Series 2022-A4, Class A, 5.03% 10/15/27	1,613,000	1,606,194
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	146,000	145,978
Ford Credit Auto Lease Trust 2 Series 2023-B Class A3, 5.91% 10/15/26	1,684,000	1,693,006
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	320,000	319,099
Series 2021-A Class A3, 0.3% 8/15/25	134,111	131,936
Ford Credit Auto Owner Trust 2 Series 2023-B Class A3, 5.23% 5/15/28	1,127,000	1,127,964
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,171,000	1,155,272
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	1,165,000	1,155,697
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	312,000	313,553
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	440,000	433,255
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	147,000	146,603
Gm Financial Securitized Term Series 2023-4 Class A3, 5.78% 8/16/28	1,324,000	1,339,263
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,660,000	1,656,155
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	1,195,000	1,207,911
Honda Auto Receivables Owner Trust Series 2021-1 Class A3, 0.27% 4/21/25	166,461	164,201
Hyundai Auto Lease Securitizat Series 2023-C Class A3, 5.8% 12/15/26 (b)	1,391,000	1,400,191
Hyundai Auto Receivables Trust:
Series 2023 A Class A3, 4.58% 4/15/27	533,000	525,824
Series 2023-B Class A3, 5.48% 4/17/28	314,000	315,743
Series 2023-C Class A3, 5.54% 10/16/28	994,000	1,002,890
Mercedes-Benz Auto Receivables Series 2023-2 Class A3, 5.95% 11/15/28	759,000	774,256
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	901,000	913,535
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	721,000	729,597
Toyota Auto Receivables 2023-D Series 2023-D Class A3, 5.54% 8/15/28	985,000	994,303
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,515,000	1,524,837
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	1,697,000	1,703,023
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	59,000	57,559
Series 2021-2 Class A, 0.99% 4/20/28	90,000	86,417
Series 2022-5 Class A1A, 3.72% 7/20/27	277,000	276,203
Series 2023 2 Class A, 4.89% 4/13/28	1,342,000	1,329,981
Series 2023-4 Class A1A, 5.16% 6/20/29	1,806,000	1,803,042
Series 2023-5 Class A1A, 5.61% 9/8/28	1,480,000	1,482,539
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	1,997,000	2,009,090
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	823,000	818,564
Series 2023-2 Class A3, 5.48% 12/20/28	1,153,000	1,158,446
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	181,000	180,588
Series 2023-D Class A3, 5.79% 2/15/29	1,089,000	1,106,234
TOTAL ASSET-BACKED SECURITIES (Cost $67,661,908)		67,493,533

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	294,349	288,567
U.S. Government Agency - 0.8%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/52	429,071	388,126
Freddie Mac:
Series 2020-5000 Class BA, 2% 4/25/45	614,901	537,195
Series 2022-5236:
Class HP, 4.5% 12/25/42	2,618,432	2,564,648
Class P, 5% 4/25/48	1,635,231	1,608,963
Series 2022-5266 Class CD, 4.5% 10/25/44	347,317	337,462
TOTAL U.S. GOVERNMENT AGENCY		5,436,394
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,774,657)		5,724,961

Commercial Mortgage Securities - 1.9%
	Principal Amount (a)	Value ($)
BANK sequential payer Series 2017-BNK9 Class ASB, 3.47% 11/15/54	2,716,992	2,613,856
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(c)(d)	100,000	97,646
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(c)(d)	81,007	79,050
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2875% 11/15/38 (b)(c)(d)	100,000	98,055
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(c)(d)	93,847	91,755
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	17,000	17,016
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(d)	1,303,871	1,300,560
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	513,934	491,780
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(c)(d)	3,112,257	3,105,240
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A2, 3.0538% 9/15/50	5,239	5,224
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(d)	769,105	752,693
GS Mortgage Securities Trust sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	47,641	46,883
Series 2015-GC32 Class AAB, 3.513% 7/10/48	185,881	182,307
Series 2016-GS2 Class AAB, 2.922% 5/10/49	475,645	460,284
Series 2017-GS7 Class AAB, 3.203% 8/10/50	1,979,292	1,890,795
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2019-COR4 Class ASB, 3.9381% 3/10/52	1,000,000	957,862
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(c)(d)	445,000	435,785
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(d)	200,000	196,293
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	180,905	178,013
Series 2019-C50 Class ASB, 3.635% 5/15/52	1,000,000	946,765
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	44,325	44,212
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,012,553)		13,992,074

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e) (Cost $4,903,123)	4,902,143	4,903,123

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $717,606,513)	708,916,344
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,578,275
NET ASSETS - 100.0%	711,494,619

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,737,827 or 6.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	8,051,408	54,076,779	57,225,064	66,247	-	-	4,903,123	0.0%
Total	8,051,408	54,076,779	57,225,064	66,247	-	-	4,903,123

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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